Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligations [Abstract]
Schedule of Asset Retirement Obligation	The obligation is determined through obtaining an independent environmental study to assess the costs associated with the retirement of the mine.
Asset Retirement Obligations
December 12, 2025 (date of Closing)	$556,884
Accretion	—
December 31, 2025	$556,884